General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13: GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses at December 31, 2017, 2016 and 2015 were as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Payroll and related costs	$7,030	$5,899	$6,260
Professional fees	3,998	3,946	3,734
Other expenses	5,637	4,449	4,014

Total	$16,665	$14,294	$14,008